Capital and Treasury Stock (Details Textual) (USD $)	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Capital and Treasury Stock (Textual) [Abstract]
Aggregate shares of Common Stock issued	3,119,843,000	3,119,843,000	3,119,843,000
Cash dividends paid per share	$ 2.25	$ 2.11	$ 1.93